Leases - Future Commitments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of leases
Total lease payments	$ 76,310	$ 89,930
Amounts representing interest	(17,764)	(22,733)
Present value of net lease payments	58,546	67,197
Current portion of lease obligations	(9,206)	(12,206)
Non-current portion of lease obligations	49,340	54,991
Total cash outflow	19,094	112,977
Interest on lease liabilities	5,662	11,438
Less than 1 year
Disclosure Of leases
Total lease payments	12,792	16,530
1 - 3 years
Disclosure Of leases
Total lease payments	18,558	20,632
3 - 5 years
Disclosure Of leases
Total lease payments	14,461	15,217
After 5 years
Disclosure Of leases
Total lease payments	$ 30,499	$ 37,551